Fair Value Summary of Changes in Fair Value Associated With Level 3 Assets (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value		$ 81.3		$ 68.7
Calls/ Maturities/ Paydowns		(1.3)		(3.7)
Purchases		0.0		0.0
Sales		0.0		(0.1)
Net Realized (Gain)/Loss on Sales		(39.4)		0.1
Change in Valuation		(1.9)		29.9
Net Transfers In (Out)		(28.5)		(13.6)	[1]
Ending Fair value		10.2		81.3
Fixed maturities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value		11.6		29.2
Calls/ Maturities/ Paydowns		(1.3)		(3.6)
Purchases		0.0		0.0
Sales		0.0		(0.1)
Net Realized (Gain)/Loss on Sales		0.0		0.1
Change in Valuation		(0.4)		(0.4)
Net Transfers In (Out)		0.0		(13.6)	[1]
Ending Fair value		9.9		11.6
Fixed maturities | Asset-backed Securities | Residential mortgage-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value		0.0		0.2
Calls/ Maturities/ Paydowns		0.0		0.0
Purchases		0.0		0.0
Sales		0.0		(0.1)
Net Realized (Gain)/Loss on Sales		0.0		0.1
Change in Valuation		0.0		(0.2)
Net Transfers In (Out)		0.0		0.0	[1]
Ending Fair value		0.0		0.0
Fixed maturities | Asset-backed Securities | Commercial mortgage-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value		11.6		29.0
Calls/ Maturities/ Paydowns		(1.3)		(3.6)
Purchases		0.0		0.0
Sales		0.0		0.0
Net Realized (Gain)/Loss on Sales		0.0		0.0
Change in Valuation		(0.4)		(0.2)
Net Transfers In (Out)		0.0		(13.6)	[1]
Ending Fair value		9.9		11.6
Equity securities | Nonredeemable preferred stocks | Financials
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value	[2]	69.3	[3]	39.0
Calls/ Maturities/ Paydowns		0.0	[3]	0.0	[2]
Purchases		0.0	[3]	0.0	[2]
Sales		0.0	[3]	0.0	[2]
Net Realized (Gain)/Loss on Sales		(39.4)	[3]	0.0	[2]
Change in Valuation		(1.4)	[3]	30.3	[2]
Net Transfers In (Out)		(28.5)	[3]	0.0	[1],[2]
Ending Fair value	[3]	0.0		69.3	[2]
Equity securities | Common equities | Other risk investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value		0.4		0.5
Calls/ Maturities/ Paydowns		0.0		(0.1)
Purchases		0.0		0.0
Sales		0.0		0.0
Net Realized (Gain)/Loss on Sales		0.0		0.0
Change in Valuation		(0.1)		0.0
Net Transfers In (Out)		0.0		0.0	[1]
Ending Fair value		$ 0.3		$ 0.4

[1]	The $13.6 million was transferred out of Level 3 and into Level 2 due to an improvement in the security's underlying collateral and an increase in liquidity and market activity in comparable securities.
[2]	The $30.3 million represents a net holding period gain on our investment in ARX, which is reflected in net realized gains (losses) on securities in the comprehensive income statement.
[3]	The $69.3 million decrease during the year reflects the reclassification of our 5% interest in ARX upon our acquisition of a controlling interest in ARX. The $39.4 million reflects our inception-to-date gain recognized, including the $1.4 million reduction in valuation that occurred during the first six months of 2015.